September 9, 2003


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-2  of  Transamerica   Occidental  Life
     Insurance Company (File No. 333-63215)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-2 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:


Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus VIF Appreciation
Dreyfus VIF Developing Leaders

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth -Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series
MFS VIT Research

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Transamerica VIF Growth
Transamerica VIF Money Market

These Semi-Annual Reports are for the period ending June 30, 2003 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.


Very truly yours,


David M. Goldstein
Senior Vice President

Entity:  AEGON/Transamerica Transamerica Equity - Initial Class
         AEGON/Transamerica Transamerica Money Market - Initial Class
File No.:         811-4419
Date of Filing:   9-9-2003
Accession No.     0001206774-03-000674
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:   9-4-2003
Accession No.     0001169232-03-005547
CIK:     0000930413


Entity:  AllianceBernstein VP Growth and Income - Class B
File No.:         811-05398
Date of Filing:  8-29-2003
Accession No.  0000936772-03-000326
CIK: 0000825316


Entity:  AllianceBernstein VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  8-29-2003
Accession No.  000936772-03-000335
CIK: 0000825316


Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   9-4-2003
Accession No.     0001056707-03-000013
CIK:     0001056707

Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   8-22-2003
Accession No.     0000906185-03-000009
CIK:     0000906185

Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:    8-25-2003
Accession No.     0000950156-03-000299
CIK:  0000918571

Entity:  Miller Anderson UIF Core Plus Fixed Income - Class 1
Miller Anderson UIF High Yield - Class 1
File No.:         811-07607
Date of Filing:   8-28-2003
Accession No.  0001047469-03-029173
CIK:  0001011378

Entity:   PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   9-5-2003
Accession No.     0001047469-03-029979
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income - Admin Class
File No.: 811-08399
Date of Filing: 9-8-2003
Accession No.:  0001193125-03-046487
CIK: 0001047304

Entity:  Van Kampen UIF Emerging Markets Equity - Class 1
Van Kampen UIF International Magnum - Class 1
File No.:         811-4419
Date of Filing:   8-28-2003
Accession No.     0001047469-03-029173
CIK:     0001011378